ORGANIZATION AND NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

Success Entertainment Group International, Inc. (“the Company”, “we”, “us”, or “our”) was incorporated in the State of Nevada on January 30, 2013 under the name Altimo Group Corp and its initial business plan was to place and operate frozen yogurt making machines.

Effective July 14, 2014, there was a change in control of the Company.

In accordance with the terms and provisions of a stock purchase agreement dated May 5, 2014 (the “Stock Purchase Agreement”) by and among Marek Tomaszewski, the seller of an aggregate of 8,000,000 shares of common stock of the Company (the “Control Block Seller”), and Success Holding Group Corp. USA, a Nevada corporation (the “Control Block Purchaser”), the Control Block Purchaser purchased from the Control Block Shareholders all of the 8,000,000 shares of common stock held of record.

In accordance with the terms and provisions of the Stock Purchase Agreement, the Company accepted the resignations of its sole officer and director, Marek Tomaszewski as President, Chief Executive Officer, Secretary, Treasurer and Chief Financial Officer effective July 14, 2014. Simultaneously, the Board of Directors appointed the following individuals: (i) Steve Chen as a member of the Board of Directors and the Chief Executive Officer; and (ii) Brian Kistler as a member of the Board of Directors and the President, Secretary, Treasurer and Chief Financial Officer.

Effective July 14, 2014, our Board of Directors and majority shareholders approved an amendment to our articles of incorporation to change our name to “Success Entertainment Group International Inc.” (the “Name Change Amendment”). The Name Change Amendment was approved by our Board of Directors to better reflect the new nature of our business operations. The Name Change Amendment was filed with the Secretary of State of Nevada on August 22, 2014 changing our name to “Success Entertainment Group International Inc.”

Effective on July 15, 2014, the Board of Directors of Altimo Group Corp authorized and approved the execution of that certain general release and waiver of debt agreement (the “Release Agreement”) with Marek Tomaszekwsi, the Company’s prior President, Chief Executive Officer, Secretary, Treasurer and Chief Financial Officer (the “Creditor”), pursuant to which the Creditor agreed to waive and release the debt due and owing to it in the aggregate amount of $5,100 (the “Released Debt”). In accordance with the terms and provisions of the Release Agreement, the Creditor agreed to release, acquit, covenant not to sue and specifically release and waive any claims or rights it may have under common law and statutory law relating to the Released Debt.

Effective July 15, 2014, pursuant to the change in ownership described above, the focus and direction of the Company will now be the production and development of internet movies and training films.

On December 1, 2014 the Board of Directors of the Company authorized an amendment to its Bylaws to change the Company’s fiscal year end From March 31 to December 31.

On December 2, 2014, our Board of Directors accepted the resignation of Steve Chen as the Chief Executive Officer and appointed Chris (Chi Jui) Hong as the Chief Executive Officer and a member of the Board of Directors. Following this appointment, our Board of Directors consists of three members: (i) Steve Andrew Chen; (ii) Brian Kistler; and (iii) Chris (Chi Jui) Hong.

On November 19, 2015, the Company acquired 100% shares of Double Growth Investment Ltd. On December 9, 2015, the Company acquired 100% shares of Coronet Limited, Fortunate Yields Limited, Solution Elite Limited, Ultimate Concept Limited, and Viva Leader Limited. All these subsidiaries were registered in Republic of Seychelles. The Company made these acquisitions for future investment purpose. In 2016, the Company discontinued Coronet Limited, Fortunate Yields Limited, Solution Elite Limited, Ultimate Concept Limited, Viva Leader Limited by non-payment of the annual renewal fee.

Success Entertainment Group International, Inc. (“the Company”, ”we”, ”us”, or “our”) was incorporated in the State of Nevada on January 30, 2013 under the name Altimo Group Corp and its initial business plan was to place and operate frozen yogurt making machines.

Effective July 14, 2014, there was a change in control of the Company.

In accordance with the terms and provisions of a stock purchase agreement dated May 5, 2014 (the "Stock Purchase Agreement") by and among Marek Tomaszewski, the seller of an aggregate of 8,000,000 shares of common stock of the Company (the "Control Block Seller"), and Success Holding Group Corp. USA, a Nevada corporation (the "Control Block Purchaser"), the Control Block Purchaser purchased from the Control Block Shareholders all of the 8,000,000 shares of common stock held of record.

In accordance with the terms and provisions of the Stock Purchase Agreement, the Company accepted the resignations of its sole officer and director, Marek Tomaszewski as President, Chief Executive Officer, Secretary, Treasurer and Chief Financial Officer effective July 14, 2014. Simultaneously, the Board of Directors appointed the following individuals: (i) Steve Chen as a member of the Board of Directors and the Chief Executive Officer; and (ii) Brian Kistler as a member of the Board of Directors and the President, Secretary, Treasurer and Chief Financial Officer.

Effective July 14, 2014, our Board of Directors and majority shareholders approved an amendment to our articles of incorporation to change our name to "Success Entertainment Group International Inc." (the “Name Change Amendment”). The Name Change Amendment was approved by our Board of Directors to better reflect the new nature of our business operations. The Name Change Amendment was filed with the Secretary of State of Nevada on August 22, 2014 changing our name to "Success Entertainment Group International Inc."

Effective on July 15, 2014, the Board of Directors of Altimo Group Corp authorized and approved the execution of that certain general release and waiver of debt agreement (the "Release Agreement") with Marek Tomaszekwsi, the Company's prior President, Chief Executive Officer, Secretary, Treasurer and Chief Financial Officer (the "Creditor"), pursuant to which the Creditor agreed to waive and release the debt due and owing to it in the aggregate amount of $5,100 (the "Released Debt"). In accordance with the terms and provisions of the Release Agreement, the Creditor agreed to release, acquit, covenant not to sue and specifically release and waive any claims or rights it may have under common law and statutory law relating to the Released Debt.

Effective July 15, 2014, pursuant to the change in ownership described above, the focus and direction of the Company will now be the production and development of internet movies and training films.

On December 1, 2014 the Board of Directors of the Company authorized an amendment to its Bylaws to change the Company’s fiscal year end From March 31 to December 31.

On December 2, 2014, our Board of Directors accepted the resignation of Steve Chen as the Chief Executive Officer and appointed Chris (Chi Jui) Hong as the Chief Executive Officer and a member of the Board of Directors. Following this appointment, our Board of Directors consists of three members: (i) Steve Andrew Chen; (ii) Brian Kistler; and (iii) Chris (Chi Jui) Hong.

On November 19, 2015, the Company acquired 100% shares of Double Growth Investment Ltd. On December 9, 2015, the Company acquired 100% shares of Coronet Limited, Fortunate Yields Limited, Solution Elite Limited, Ultimate Concept Limited, Viva Leader Limited. All these subsidiaries were registered in Republic of Seychelles. The Company made these acquisitions for future investment purpose. In 2016, the Company discontinued Coronet Limited, Fortunate Yields Limited, Solution Elite Limited, Ultimate Concept Limited, Viva Leader Limited by non-payment of the annual renewal fee.